LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Loss per Share

	2025	2024	2023
	US$	US$	US$
Basic loss per share	(0.12)	(0.10)	(0.11)
Diluted loss per share	(0.12)	(0.10)	(0.11)
The following reflects the income and share data used in the calculations of basic earnings per share:

	2025	2024	2023
	US$	US$	US$
Net loss	(35,348,675)	(21,843,646)	(17,444,754)
Net loss used in calculating basic and dilutive earnings per share	(35,348,675)	(21,843,646)	(17,444,754)

	2025	2024	2023
	Share #	Share #	Share #
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	296,887,872	217,842,947	168,029,357